Net Loss Per Share (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,731,852	$932,963	$853,023	$206,938
Denominator:
Basic weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,369,505
Diluted weighted average ordinary shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000

Basic net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Diluted net income per ordinary share	$0.11	$0.11	$0.02	$0.02

Rigetti Holdings [Member]
Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	October 31,
	2021	2020
Net Loss	$(29,507,327)	$(17,895,346)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	22,067,245	20,636,737
Loss per share for Class A Common Stock
— Basic	$(1.34)	$(0.87)
— Diluted	$(1.34)	$(0.87)

The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	January 31,
	2021	2020
Net Loss	$(26,127,496)	$(53,816,321)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	20,719,085	7,495,071

Loss per share for Class A Common Stock
— Basic	$(1.26)	$(7.18)
— Diluted	$(1.26)	$(7.18)

Schedule of number of shares outstanding dilutive Class A Common Stock
The number of shares outstanding underlying the potential dilutive Class A Common Stock at October 31, 2021 and 2020 are as follows:

	October 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	69,223,658
Common Stock Warrants	10,952,096	10,197,532
Stock Options	14,986,512	17,296,199
Restricted Stock Units	6,736,961	—

	101,899,227	96,717,389

The number of shares outstanding underlying the potential dilutive Class A Common Stock at January 31, 2021 and 2020 were summarized as below:

	January 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	14,154,064
Common Stock Warrants	3,406,156	—
Stock Options	17,008,770	3,769,196

	89,638,584	17,923,260